UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07173

T. Rowe Price Spectrum Funds II, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  May 31

Date of reporting period:  November 30, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Spectrum Moderate Allocation Fund

Investor Class (TRPBX)

This semi-annual shareholder report contains important information about Spectrum Moderate Allocation Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Allocation Fund - Investor Class	$28	0.54%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,083,425
Number of Portfolio Holdings	1,842

Portfolio Turnover Rate	23.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	51.4%
Bond Funds	17.0
Equity Funds	10.3
Private Investment Companies	5.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.2
Corporate Bonds	3.4
U.S. Government & Agency Mortgage-Backed Securities	3.3
Asset-Backed Securities	1.1
Short-Term and Other	3.8

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	5.5%
T. Rowe Price Institutional Emerging Markets Equity Fund	4.8
T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.5
T. Rowe Price Real Assets Fund - I Class	4.0
T. Rowe Price Emerging Markets Bond Fund - I Class	2.9
T. Rowe Price Dynamic Global Bond Fund - I Class	2.7
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.6
NVIDIA	2.5
Microsoft	2.4
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F102-053 1/26

Spectrum Moderate Allocation Fund

Investor Class (TRPBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Spectrum Moderate Allocation Fund

I Class (TPPAX)

This semi-annual shareholder report contains important information about Spectrum Moderate Allocation Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Spectrum Moderate Allocation Fund - I Class	$22	0.41%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$2,083,425
Number of Portfolio Holdings	1,842

Portfolio Turnover Rate	23.1%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	51.4%
Bond Funds	17.0
Equity Funds	10.3
Private Investment Companies	5.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	4.2
Corporate Bonds	3.4
U.S. Government & Agency Mortgage-Backed Securities	3.3
Asset-Backed Securities	1.1
Short-Term and Other	3.8

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	5.5%
T. Rowe Price Institutional Emerging Markets Equity Fund	4.8
T. Rowe Price International Bond Fund (USD Hedged) - I Class	4.5
T. Rowe Price Real Assets Fund - I Class	4.0
T. Rowe Price Emerging Markets Bond Fund - I Class	2.9
T. Rowe Price Dynamic Global Bond Fund - I Class	2.7
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.6
NVIDIA	2.5
Microsoft	2.4
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F209-053 1/26

Spectrum Moderate Allocation Fund

I Class (TPPAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRPBX Spectrum Moderate
Allocation Fund
TPPAX Spectrum Moderate
Allocation Fund–
.
I Class

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 24.56 $ 24.29 $ 21.67 $ 23.44 $ 28.39 $ 23.21
Investment
activities
Net investment
income
(1)(2)
0.26 0.54 0.51 0.41 0.31 0.29
Net realized and
unrealized gain/
loss 2.09 1.36 2.85 (0.62) (2.69) 6.17
Total from
investment
activities 2.35 1.90 3.36 (0.21) (2.38) 6.46
Distributions
Net investment
income (0.25) (0.63) (0.67) (0.41) (0.29) (0.30)
Net realized gain — (1.00) (0.07) (1.15) (2.28) (0.98)
Total distributions (0.25) (1.63) (0.74) (1.56) (2.57) (1.28)
NET ASSET
VALUE
End of period $ 26.66 $ 24.56 $ 24.29 $ 21.67 $ 23.44 $ 28.39

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
9.64% 8.05% 15.78% (0.56)% (9.42)% 28.47%
(4)
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.72%
(5)
0.72% 0.71% 0.71% 0.68% 0.66%
Net expenses
after waivers/
payments by
Price Associates 0.54%
(5)
0.54% 0.53% 0.52% 0.51% 0.52%
Net investment
income 2.06%
(5)
2.20% 2.23% 1.87% 1.15% 1.11%
Portfolio turnover
rate 23.1% 45.0% 46.9%
65.5%
80.3% 60.2%
Net assets, end of
period (in millions) $972 $938 $1,048 $1,089 $1,295 $2,254
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 28.42%.
(5)
Annualized

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 24.54 $ 24.26 $ 21.66 $ 23.43 $ 28.40 $ 23.21
Investment
activities
Net investment
income
(1)(2)
0.28 0.58 0.54 0.44 0.37 0.32
Net realized and
unrealized gain/
loss 2.09 1.35 2.84 (0.62) (2.71) 6.17
Total from
investment
activities 2.37 1.93 3.38 (0.18) (2.34) 6.49
Distributions
Net investment
income (0.27) (0.65) (0.71) (0.44) (0.35) (0.32)
Net realized gain — (1.00) (0.07) (1.15) (2.28) (0.98)
Total distributions (0.27) (1.65) (0.78) (1.59) (2.63) (1.30)
NET ASSET
VALUE
End of period $ 26.64 $ 24.54 $ 24.26 $ 21.66 $ 23.43 $ 28.40

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
9.69% 8.22% 15.89% (0.43)% (9.29)% 28.61%
(4)
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.58%
(5)
0.58% 0.58% 0.58% 0.56% 0.56%
Net expenses
after waivers/
payments by
Price Associates 0.41%
(5)
0.41% 0.40% 0.39% 0.39% 0.41%
Net investment
income 2.19%
(5)
2.35% 2.36% 2.01% 1.40% 1.21%
Portfolio turnover
rate 23.1% 45.0% 46.9% 65.5% 80.3% 60.2%
Net assets, end of
period (in millions) $1,111 $1,043 $951 $980 $1,077 $605
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Total return calculated through the fund’s last business day of the fiscal year, 5/28/21. Total return calculated as of the close of the reporting period is 28.57%.
(5)
Annualized

T. ROWE PRICE Spectrum Moderate Allocation Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.1%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 5.755%, 4/15/35 (1) 340,000 341
Affirm Asset Securitization Trust
Series 2025-X2, Class A
4.45%, 10/15/30 (1) 100,000 100
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 495,000 498
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 210,000 210
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 10/20/34 (1) 250,000 250
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 236,637 238
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 270,000 270
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  310,000 315
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 205,000 203
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 112
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 24,091 24
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 105,000 107
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 100,000 100
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.172%, 12/26/31 (1) 103,505 104
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.572%, 12/26/31 (1) 103,505 104

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 5.372%, 7/27/48 (1) 642,916 645
Benefit Street Partners XXIII
Series 2021-23A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.408%, 4/25/34 (1) 250,000 250
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 42,121 42
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  210,000 209
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  50,000 51
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  180,000 182
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  110,000 110
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  110,000 110
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  90,000 91
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  105,000 107
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 150,000 152
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  240,000 246
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  50,000 50
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  570,000 570
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  40,000 40

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 214,420 216
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.204%, 1/18/38 (1) 325,000 325
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.555%, 1/15/40 (1) 250,000 251
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 83,906 84
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 555,000 544
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 101
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 205,000 206
Dell Equipment Finance Trust
Series 2025-2, Class A3
4.12%, 3/24/31 (1) 100,000 100
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 96,600 97
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 30,000 30
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 267,594 265
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  115,000 115
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 184,879 182
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.605%, 1/15/38 (1) 250,000 251
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 67,368 70

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 57,387 59
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.382%, 1/17/37 (1) 250,000 250
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 185,000 188
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 115,000 117
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 80,000 82
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  65,000 66
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  140,000 140
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  200,000 200
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  145,000 146
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 680,000 693
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 165,000 170
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 191,500 179
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 225,629 234
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 33,073 33
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 100

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 105,000 106
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 117,373 119
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 187,696 189
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.275%, 7/15/35 (1) 320,000 320
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 5.614%, 1/20/37 (1) 275,000 276
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 99
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 425,000 432
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 223,499 226
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 52,812 54
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 48,011 49
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 350,000 318
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.932%, 7/17/36 (1) 295,000 295
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.204%, 1/20/39 (1) 310,000 311

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.091%, 11/13/31 (1) 174,722 175
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.21%, 11/26/37 (1) 250,000 250
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.57%, 11/26/37 (1) 250,000 251
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 2,310 2
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 105,000 107
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 103
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 70,326 71
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 210,000 210
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 33,420 34
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 480,000 473
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.019%, 8/20/32 (1) 242,521 242
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 5.014%, 7/20/34 (1) 250,000 250
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.455%, 4/15/37 (1) 465,000 466
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 5.605%, 10/15/39 (1) 260,000 261
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 253,748 255

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  42,425 42
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  72,937 73
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  135,000 135
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  315,000 317
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 135,287 136
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 230,000 235
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 376,000 385
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 110,950 112
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 408,004 381
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 85,000 86
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 45,000 46
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 229,981 232
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 50,000 52
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.408%, 4/25/37 (1) 625,000 626
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 174,136 170

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.534%, 1/20/32 (1) 250,000 251
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 165,000 166
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 90,000 90
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.105%, 10/15/31 (1) 242,176 242
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  300,000 305
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 111,646 112
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.084%, 1/20/32 (1) 25,032 25
Trinitas X
Series 2019-10A, Class AR, CLO, FRN
3M TSFR + 1.38%, 5.285%, 1/15/35 (1) 295,000 295
Trinitas X
Series 2019-10A, Class AR2, CLO, FRN
3M TSFR + 1.14%, 1/15/35 (1)(2) 295,000 295
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 58,694 59
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 71,108 72
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  185,000 185
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 5.054%, 4/20/38 (1) 620,000 619
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 305,000 305
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 100,000 100
Total Asset-Backed Securities (Cost $23,504) 23,620

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BOND FUNDS  17.0%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.56% (3)
(4) 7,374,172 55,749
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.70% (3)(4) 6,062,250 59,531
T. Rowe Price Inflation Protected Bond Fund - I Class,
4.71% (3)(4) 871,101 9,025
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.75% (3)(4) 2,517,846 23,668
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.34% (3)(4) 6,931,920 55,039
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.20% (3)(4) 10,925,018 93,737
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 4.11% (3)(4) 2,062,325 9,672
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.62% (3)(4) 6,336,489 46,510
Total Bond Funds (Cost $385,255) 352,931
COMMON STOCKS  51.4%
COMMUNICATION SERVICES  4.1%
Diversified Telecommunication Services  0.2%
BT Group (GBP)  758,019 1,818
GCI Liberty, Class C, Rights, 12/31/25 (5) 511 3
KT (KRW)  38,645 1,382
Telstra Group (AUD)  349,175 1,126
Uniti Group (5) 61,094 389
4,718
Entertainment  0.6%
Atlanta Braves Holdings, Class C (5) 9,474 377
Liberty Media Corp-Liberty Live, Class C (5) 23,960 1,898
Madison Square Garden Sports (5) 1,465 334
Netflix (5) 78,939 8,492
Nintendo (JPY)  8,200 695
Walt Disney  13,100 1,369
13,165
Interactive Media & Services  2.9%
Alphabet, Class A  30,005 9,607
Alphabet, Class C  98,864 31,648
Meta Platforms, Class A  24,912 16,142
Pinterest, Class A (5) 40,601 1,061

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Reddit, Class A (5) 51 11
Tencent Holdings (HKD)  11,200 885
59,354
Wireless Telecommunication Services  0.4%
KDDI (JPY)  126,200 2,171
T-Mobile U.S.  31,891 6,666
8,837
Total Communication Services 86,074
CONSUMER DISCRETIONARY  5.5%
Automobile Components  0.1%
Autoliv, SDR (SEK)  13,358 1,597
Dowlais Group (GBP)  351,298 396
Patrick Industries  1,078 117
2,110
Automobiles  0.6%
Subaru (JPY)  49,200 1,099
Suzuki Motor (JPY)  92,800 1,451
Tesla (5) 16,273 7,000
Toyota Motor (JPY)  158,200 3,191
12,741
Broadline Retail  1.5%
Alibaba Group Holding (HKD)  40,836 804
Amazon.com (5) 106,479 24,833
Isetan Mitsukoshi Holdings (JPY)  100,000 1,560
Next (GBP)  10,919 2,042
Savers Value Village (5) 34,094 311
Sea, ADR (5) 17,338 2,410
31,960
Diversified Consumer Services  0.0%
Duolingo (5) 192 37
37
Hotels, Restaurants & Leisure  1.0%
Amadeus IT Group (EUR)  21,216 1,561
Black Rock Coffee Bar, Class A (5) 3,995 91
Booking Holdings  718 3,529
Cava Group (5) 180 9
Chipotle Mexican Grill (5) 27,368 945
Compass Group (GBP)  96,197 3,024
DoorDash, Class A (5) 10,616 2,106
Dutch Bros, Class A (5) 5,971 350

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Life Time Group Holdings (5) 11,927 333
McDonald's  18,407 5,740
Planet Fitness, Class A (5) 10,475 1,173
Red Rock Resorts, Class A  1,601 94
Sportradar Group, Class A (5) 13,983 307
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443 (5)(6)(7)(8) 51,774 175
Wingstop  1,440 381
Wyndham Hotels & Resorts  4,356 319
20,137
Household Durables  0.5%
Installed Building Products  1,145 307
Panasonic Holdings (JPY)  102,900 1,288
Persimmon (GBP)  47,745 844
PulteGroup  12,753 1,622
Sony Group (JPY)  145,700 4,275
Toll Brothers  7,269 1,017
9,353
Specialty Retail  1.5%
AutoZone (5) 932 3,685
Boot Barn Holdings (5) 1,066 207
Burlington Stores (5) 1,065 269
Carvana (5) 23,270 8,715
Floor & Decor Holdings, Class A (5) 5,325 339
Home Depot  8,488 3,029
Kingfisher (GBP)  360,915 1,461
Lowe's  17,629 4,275
O'Reilly Automotive (5) 16,683 1,697
Ross Stores  5,448 961
TJX  23,966 3,641
Ulta Beauty (5) 3,527 1,900
Urban Outfitters (5) 2,045 151
30,330
Textiles, Apparel & Luxury Goods  0.3%
Asics (JPY)  84,100 2,014
Birkenstock Holding (5) 12,737 552
Kering (EUR)  4,781 1,628
Kontoor Brands  1,901 141
Moncler (EUR)  22,032 1,489
Samsonite Group (HKD)  298,800 739
6,563
Total Consumer Discretionary 113,231

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  2.3%
Beverages  0.2%
Coca-Cola  28,624 2,093
Diageo (GBP)  48,138 1,106
Heineken (EUR)  18,469 1,507
4,706
Consumer Staples Distribution & Retail  0.6%
BJ's Wholesale Club Holdings (5) 3,415 305
Dollar Tree (5) 37,563 4,162
Grocery Outlet Holding (5) 53,288 593
PriceSmart  876 108
Seven & i Holdings (JPY)  101,500 1,397
Tsuruha Holdings (JPY) (9) 41,000 727
Walmart  47,236 5,220
12,512
Food Products  0.6%
Ajinomoto (JPY)  51,900 1,204
BRC, Class A (5) 40,575 52
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $128 (5)(6)(8) 6,905 —
Mondelez International, Class A  92,098 5,302
Nestle (CHF)  48,778 4,851
Post Holdings (5) 595 62
Simply Good Foods (5) 3,098 61
11,532
Household Products  0.5%
Colgate-Palmolive  31,005 2,492
Procter & Gamble  49,519 7,337
9,829
Personal Care Products  0.4%
L'Oreal (EUR)  4,444 1,938
Olaplex Holdings (5) 115,451 132
Puig Brands, Class B (EUR) (9) 40,075 680
Unilever (GBP)  100,253 6,032
8,782
Tobacco  0.0%
Philip Morris International  6,200 976
976
Total Consumer Staples 48,337

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ENERGY  1.9%
Energy Equipment & Services  0.4%
Cactus, Class A  2,262 97
National Energy Services Reunited (5) 2,092 29
SLB  104,309 3,780
TechnipFMC  91,054 4,121
Weatherford International  7,997 599
8,626
Oil, Gas & Consumable Fuels  1.5%
Cenovus Energy (CAD)  34,760 620
Chevron  22,000 3,325
ConocoPhillips  65,429 5,803
Denison Mines (CAD) (5)(9) 3,142 8
Equinor (NOK)  84,049 1,933
Expand Energy  13,029 1,589
Exxon Mobil  14,887 1,726
Golar LNG  8,149 301
PBF Energy, Class A  5,711 197
Range Resources  81,530 3,219
Secure Waste Infrastructure (CAD) (9) 21,536 279
Shell, ADR  47,555 3,508
TotalEnergies (EUR)  60,298 3,967
Uranium Energy (5) 597 7
Valero Energy  29,439 5,204
Viper Energy, Class A  8,239 301
31,987
Total Energy 40,613
FINANCIALS  9.0%
Banks  3.7%
ABN AMRO Bank, CVA (EUR)  26,554 900
ANZ Group Holdings (AUD)  86,664 1,966
Banc of California  33,557 619
Banco Bilbao Vizcaya Argentaria (EUR)  103,796 2,243
Banco Santander (EUR)  284,110 3,048
Bank of America  145,030 7,781
Barclays (GBP)  326,499 1,852
BAWAG Group (EUR)  4,625 619
Blue Foundry Bancorp (5) 7,907 90
Citigroup  20,949 2,170
Columbia Banking System  25,272 701
CRB Group, Acquisition Date: 4/14/22 - 8/26/25, Cost $44 (5)
(6)(8) 484 31

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DBS Group Holdings (SGD)  56,306 2,359
Dime Community Bancshares  12,100 343
DNB Bank (NOK)  94,099 2,516
Dogwood State Bank (5) 398 9
East West Bancorp  7,690 820
Eastern Bankshares  36,196 682
Equity Bancshares, Class A  7,495 326
Erste Group Bank (EUR)  14,338 1,567
FB Financial  7,660 428
Fifth Third Bancorp  47,600 2,069
Five Star Bancorp  9,971 344
Flagstar Bank  26,496 324
HDFC Bank (INR)  145,018 1,639
Home BancShares  10,739 301
ING Groep (EUR)  86,964 2,255
Intesa Sanpaolo (EUR)  268,843 1,744
JPMorgan Chase  45,559 14,264
Kearny Financial  13,802 95
KeyCorp  59,901 1,101
Live Oak Bancshares  10,848 346
Lloyds Banking Group (GBP)  1,941,133 2,462
Mitsubishi UFJ Financial Group (JPY)  226,000 3,544
National Bank of Canada (CAD)  12,426 1,502
OceanFirst Financial  11,204 211
Pinnacle Financial Partners  4,720 433
Prosperity Bancshares  6,748 464
Renasant  10,040 356
Skandinaviska Enskilda Banken, Class A (SEK)  97,239 1,935
Societe Generale (EUR)  36,599 2,548
SOUTHSTATE BANK  7,465 668
Standard Chartered (GBP)  122,374 2,711
Sumitomo Mitsui Trust Group (JPY)  55,594 1,615
Texas Capital Bancshares (5) 7,196 649
UniCredit (EUR)  32,053 2,386
USCB Financial Holdings  6,764 120
Western Alliance Bancorp  6,319 515
77,671
Capital Markets  1.6%
Bridgepoint Group (GBP)  208,552 785
Brookfield (CAD)  36,049 1,702
Bullish (5) 498 22
Cboe Global Markets  3,148 813
Charles Schwab  71,970 6,674

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CME Group  4,200 1,182
CVC Capital Partners (EUR)  51,160 845
Etoro Group, Class A (5) 6,094 256
Goldman Sachs Group  6,497 5,367
Hamilton Lane, Class A  3,734 463
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $138 (5)(6)(8) 9,842 138
Intercontinental Exchange  22,363 3,518
Julius Baer Group (CHF)  11,046 788
Macquarie Group (AUD)  11,056 1,428
Miami International Holdings (5) 10,689 487
Moody's  1,290 633
Morgan Stanley  17,008 2,885
PJT Partners, Class A  1,340 225
StepStone Group, Class A  2,470 156
Stifel Financial  78 9
StoneX Group (5) 4,575 414
TMX Group (CAD)  15,510 569
Tradeweb Markets, Class A  14,034 1,528
UBS Group (CHF)  48,731 1,881
32,768
Consumer Finance  0.3%
American Express  15,281 5,582
Capital One Financial  3,700 810
6,392
Financial Services  1.6%
Adyen (EUR) (5) 710 1,110
Apollo Global Management  4,853 640
Berkshire Hathaway, Class B (5) 15,979 8,210
Corebridge Financial  21,778 654
Edenred (EUR)  2,955 63
Klarna Group (5) 9,825 309
Marqeta, Class A (5) 93,737 449
Mastercard, Class A  9,266 5,101
ORIX (JPY)  37,700 1,031
PennyMac Financial Services  9,165 1,233
Rocket, Class A  27,968 559
Visa, Class A  40,354 13,496
32,855
Insurance  1.7%
Admiral Group (GBP)  28,724 1,205
AIA Group (HKD)  175,600 1,829
Allstate  21,296 4,536

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Aviva (GBP)  178,409 1,539
AXA (EUR)  50,968 2,303
Baldwin Insurance Group (5) 8,531 243
Chubb  6,754 2,000
Definity Financial (CAD)  40,503 2,091
Generali (EUR)  22,706 901
Goosehead Insurance, Class A  6,209 444
Great-West Lifeco (CAD) (9) 33,706 1,563
Hagerty, Class A (5) 13,427 179
Mandatum (EUR)  140,087 1,054
Marsh & McLennan  3,570 655
MetLife  7,641 585
Muenchener Rueckversicherungs-Gesellschaft (EUR)  3,729 2,350
Neptune Insurance Holdings, Class A (5) 15,434 360
Progressive  10,964 2,509
RLI  3,548 219
Root, Class A (5) 2,872 232
Sampo, Class A (EUR)  192,232 2,261
Storebrand (NOK)  13,470 210
Tokio Marine Holdings (JPY)  53,800 1,907
Travelers  11,292 3,307
TWFG (5) 9,790 278
White Mountains Insurance Group  152 308
35,068
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  64,019 1,460
1,460
Total Financials 186,214
HEALTH CARE  5.4%
Biotechnology  1.0%
Apogee Therapeutics (5) 3,155 227
Arcellx (5) 10,575 769
Argenx, ADR (5) 2,064 1,882
Ascendis Pharma, ADR (5) 63 13
Black Diamond Therapeutics (5) 30,593 117
Caris Life Sciences (5) 6,475 165
Caris Life Sciences, Acquisition Date: 8/14/20 - 5/11/21,
Cost $163 (5)(8) 11,058 282
Cytokinetics (5) 20,015 1,364
Denali Therapeutics (5) 23,011 448
Dyne Therapeutics (5) 18,222 399
Erasca (5) 41,399 131

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gilead Sciences  50,391 6,341
Immatics (5) 51,243 548
Immunocore Holdings, ADR (5) 25,205 996
Immunome (5) 56,782 1,046
Immunovant (5) 20,155 487
Ionis Pharmaceuticals (5) 2,023 167
Kymera Therapeutics (5) 2,756 187
MapLight Therapeutics (5) 5,596 76
Mineralys Therapeutics (5) 1,263 55
Nuvalent, Class A (5) 4,181 457
Praxis Precision Medicines (5) 1,319 259
Prime Medicine (5) 19,006 73
Regeneron Pharmaceuticals  1,824 1,423
Revolution Medicines (5) 4,226 329
Soleno Therapeutics (5) 3,588 181
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
11/7/25, Cost $— (5)(6)(8) 1,646 12
Vaxcyte (5) 4,131 205
Vertex Pharmaceuticals (5) 2,603 1,129
Xenon Pharmaceuticals (5) 2,412 108
19,876
Health Care Equipment & Supplies  0.9%
Abbott Laboratories  30,976 3,993
Alcon  14,200 1,126
EssilorLuxottica (EUR)  5,433 1,949
Hoya (JPY)  7,800 1,172
Intuitive Surgical (5) 6,090 3,492
iRadimed  608 57
Koninklijke Philips (EUR)  74,819 2,111
Masimo (5) 7,683 1,094
Neogen (5) 27,509 164
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $192 (5)(6)
(8) 51,080 16
Penumbra (5) 33 10
PROCEPT BioRobotics (5) 12,026 381
QuidelOrtho (5) 16,817 460
Siemens Healthineers (EUR)  38,454 1,913
Sonova Holding (CHF)  2,276 568
Stryker  2,738 1,016
Ypsomed Holding (CHF) (9) 484 199
19,721
Health Care Providers & Services  1.4%
Alignment Healthcare (5) 46,369 891

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Billiontoone, Class A (5) 519 68
BrightSpring Health Services (5) 17,502 633
Cencora  17,532 6,468
Cigna Group  4,410 1,223
Elevance Health  12,190 4,123
Encompass Health  11,292 1,312
GeneDx Holdings (5) 2,200 367
HealthEquity (5) 55 6
Molina Healthcare (5) 1,845 274
Oscar Health, Class A (5) 20,143 362
Quest Diagnostics  17,895 3,385
RadNet (5) 3,978 329
Tenet Healthcare (5) 15,981 3,465
UnitedHealth Group  21,708 7,159
30,065
Health Care Technology  0.0%
Doximity, Class A (5) 77 4
4
Life Sciences Tools & Services  0.5%
Avantor (5) 814 10
BioLife Solutions (5) 24,451 648
Bio-Rad Laboratories, Class A (5) 294 95
Bio-Techne  4,954 320
Danaher  9,238 2,095
Maravai LifeSciences Holdings, Class A (5) 24,996 90
Mettler-Toledo International (5) 1,369 2,022
Personalis (5) 10,266 110
Repligen (5) 3,181 544
Revvity  23,906 2,496
Sotera Health (5) 25,422 444
Stevanato Group  13,731 321
Thermo Fisher Scientific  2,348 1,387
10,582
Pharmaceuticals  1.6%
Amylyx Pharmaceuticals (5) 6,255 94
AstraZeneca, ADR  79,983 7,416
Atai Beckley (5) 15,902 62
Axsome Therapeutics (5) 80 12
Chugai Pharmaceutical (JPY)  41,600 2,227
Corcept Therapeutics (5) 3,975 315
Elanco Animal Health (5) 52,150 1,213
Eli Lilly  7,020 7,550

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Johnson & Johnson  5,500 1,138
Merck  1,200 126
Novartis (CHF)  27,360 3,569
Novo Nordisk, Class B (DKK)  48,011 2,378
Roche Holding (CHF)  11,487 4,401
Sanofi (EUR)  21,945 2,189
32,690
Total Health Care 112,938
INDUSTRIALS & BUSINESS SERVICES  6.6%
Aerospace & Defense  1.1%
Beta Technologies, Class A (5) 6,448 176
General Electric  30,545 9,116
Karman Holdings (5) 5,353 359
Kratos Defense & Security Solutions (5) 3,574 272
Leonardo DRS  2,143 73
Loar Holdings (5) 10,945 749
Melrose Industries (GBP)  218,301 1,722
Mercury Systems (5) 4,990 349
Northrop Grumman  1,777 1,017
Rheinmetall (EUR)  964 1,649
Rolls-Royce Holdings (GBP)  157,670 2,225
Safran (EUR)  8,292 2,787
TransDigm Group  396 539
VSE  9,902 1,784
22,817
Building Products  0.1%
Advanced Drainage Systems  792 121
AZZ  6,332 667
CSW Industrials  1,446 393
Kingspan Group (EUR)  8,278 711
Owens Corning  7,421 840
Simpson Manufacturing  768 129
2,861
Commercial Services & Supplies  0.4%
Casella Waste Systems, Class A (5) 5,778 557
Cintas  2,346 437
Element Fleet Management (CAD)  74,690 1,990
MSA Safety  1,970 318
Pitney Bowes  5,893 58
Republic Services  20,659 4,484

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Veralto  1,228 124
7,968
Construction & Engineering  0.2%
API Group (5) 30,550 1,209
Arcosa  4,756 507
MYR Group (5) 922 207
Shimizu (JPY)  65,900 1,169
Vinci (EUR)  11,668 1,656
WillScot Holdings  13,743 271
5,019
Electrical Equipment  0.8%
ABB (CHF)  44,162 3,178
AMETEK  22,658 4,484
GE Vernova  2,336 1,401
Legrand (EUR)  11,078 1,681
Mitsubishi Electric (JPY)  119,300 3,225
Prysmian (EUR)  34,345 3,447
17,416
Ground Transportation  0.5%
CSX  93,693 3,313
Norfolk Southern  7,297 2,131
Old Dominion Freight Line  27,234 3,685
Saia (5) 1,768 498
9,627
Industrial Conglomerates  0.6%
DCC (GBP) (9) 12,013 795
Hitachi (JPY)  92,600 2,949
Siemens (EUR)  27,892 7,397
SK Square (KRW) (5) 7,121 1,454
12,595
Machinery  1.9%
Alliance Laundry Holdings (5) 5,841 139
Atmus Filtration Technologies  8,382 424
Caterpillar  9,217 5,307
CECO Environmental (5) 3,738 195
Crane  1,482 272
Deere  18,141 8,426
Enpro  2,150 479
Esab  11,994 1,346
ESCO Technologies  1,379 294
Federal Signal  2,623 299

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Graco  3,806 314
ITT  64 12
Kadant  383 106
KION Group (EUR)  19,776 1,482
Middleby (5) 2,689 318
PACCAR  500 53
Parker-Hannifin  7,422 6,396
Pentair  28,413 2,990
RBC Bearings (5) 2,646 1,177
Sandvik (SEK)  71,275 2,155
Spirax Group (GBP)  3,361 298
SPX Technologies (5) 1,625 349
Standex International  823 202
Weir Group (GBP)  4,981 183
Westinghouse Air Brake Technologies  26,151 5,454
38,670
Passenger Airlines  0.1%
Ryanair Holdings, ADR  23,387 1,594
1,594
Professional Services  0.4%
Booz Allen Hamilton Holding  16,918 1,412
Broadridge Financial Solutions  6,992 1,595
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $60 (5)(6)(8) 7,797 69
Equifax  8,557 1,817
Parsons (5) 8,821 747
Recruit Holdings (JPY)  27,800 1,422
Teleperformance (EUR)  5,852 403
7,465
Trading Companies & Distributors  0.5%
AerCap Holdings  12,388 1,660
Ashtead Group (GBP)  7,780 498
Bunzl (GBP)  39,495 1,132
Diploma (GBP)  4,186 303
FTAI Aviation  1,819 315
Mitsubishi (JPY)  52,900 1,252
QXO (5) 33,590 629
Rush Enterprises, Class A  4,579 238
SiteOne Landscape Supply (5) 5,328 715
Sumitomo (JPY)  77,700 2,441
W.W. Grainger  1,545 1,466
10,649
Total Industrials & Business Services 136,681

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  12.8%
Communications Equipment  0.4%
Arista Networks (5) 38,024 4,969
Cisco Systems  20,727 1,595
Telefonaktiebolaget LM Ericsson, Class B (SEK)  172,359 1,663
Viavi Solutions (5) 7,095 127
8,354
Electronic Equipment, Instruments & Components  0.8%
Advanced Energy Industries  1,292 273
Bel Fuse, Class B  1,817 280
Fabrinet (5) 118 54
Hamamatsu Photonics (JPY)  18,700 190
Keysight Technologies (5) 41,403 8,196
Littelfuse  1,272 326
Mirion Technologies (5) 58,614 1,525
Novanta (5) 1,246 141
TE Connectivity  21,266 4,809
Teledyne Technologies (5) 638 319
16,113
IT Services  0.4%
Applied Digital (5) 12,109 328
Indra Sistemas (EUR) (9) 17,074 913
International Business Machines  5,056 1,560
NEC (JPY)  58,700 2,218
Nomura Research Institute (JPY)  28,200 1,126
Shopify, Class A (5) 13,909 2,207
8,352
Semiconductors & Semiconductor Equipment  5.8%
Analog Devices  19,692 5,225
ASML Holding (EUR)  5,832 6,168
ASML Holding  1,808 1,917
BE Semiconductor Industries (EUR)  6,386 967
Broadcom  61,909 24,947
Entegris  8,027 619
Impinj (5) 919 158
Infineon Technologies (EUR)  8,574 362
Intel (5) 47,541 1,928
KLA  3,723 4,376
Lam Research  9,700 1,513
Lattice Semiconductor (5) 22,241 1,562
MACOM Technology Solutions Holdings (5) 5,715 1,000
Monolithic Power Systems  1,181 1,096

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NVIDIA  295,998 52,392
NXP Semiconductors  3,074 599
Onto Innovation (5) 1,399 200
Rambus (5) 3,629 347
Renesas Electronics (JPY)  94,500 1,115
Semtech (5) 6,626 492
SiTime (5) 710 211
Taiwan Semiconductor Manufacturing (TWD)  110,759 5,107
Taiwan Semiconductor Manufacturing, ADR  4,546 1,325
Texas Instruments  26,269 4,420
Tokyo Electron (JPY)  9,000 1,840
119,886
Software  3.4%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $843 (5)(6)(8) 1,960 947
Aurora Innovation (5) 40,008 168
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $458 (5)(6)(8) 269 443
CCC Intelligent Solutions Holdings (5) 37,890 282
Cellebrite DI (5) 43,620 735
Cipher Mining (5) 9,090 185
Clearwater Analytics Holdings, Class A (5) 8,191 181
Confluent, Class A (5) 5,727 127
Crowdstrike Holdings, Class A (5) 1,692 862
Datadog, Class A (5) 2,537 406
Descartes Systems Group (5) 4,101 338
Gusto, Acquisition Date: 10/4/21, Cost $148 (5)(6)(8) 5,153 125
I3 Verticals, Class A (5) 10,435 247
InterDigital  3,083 1,103
JFrog (5) 6,585 402
Microsoft  99,574 48,991
nCino (5) 11,576 286
Netskope, Class A (5) 1,547 28
Onestream (5) 13,367 278
Oracle  11,753 2,374
Palantir Technologies, Class A (5) 3,216 542
PAR Technology (5) 23,582 814
PTC (5) 8,258 1,449
Riot Platforms (5) 557 9
Roper Technologies  1,838 820
Salesforce  4,200 968
SAP (EUR)  16,508 3,985
ServiceNow (5) 4,265 3,465

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Synopsys (5) 2,400 1,003
Varonis Systems (5) 3,716 123
Workiva (5) 1,644 152
71,838
Technology Hardware, Storage & Peripherals  2.0%
Apple  143,152 39,918
CompoSecure, Class A (5) 271 6
IonQ (5) 129 6
Samsung Electronics (KRW)  28,260 1,941
41,871
Total Information Technology 266,414
MATERIALS  1.6%
Chemicals  0.6%
Air Liquide (EUR)  12,253 2,348
Ecolab  4,189 1,153
Element Solutions  32,032 830
Linde  13,606 5,583
PPG Industries  10,042 1,005
Sherwin-Williams  2,239 769
Shin-Etsu Chemical (JPY)  52,700 1,578
13,266
Construction Materials  0.1%
Holcim (CHF)  14,095 1,323
Knife River (5) 3,864 289
United States Lime & Minerals  1,622 197
1,809
Containers & Packaging  0.5%
AptarGroup  2,579 322
Ball  63,164 3,129
International Paper  134,594 5,314
Packaging Corp. of America  8,867 1,809
10,574
Metals & Mining  0.3%
Antofagasta (GBP)  53,980 1,974
BHP Group (AUD)  33,840 926
BHP Group (GBP)  30,836 844
Capstone Copper (CAD) (5) 39,445 350
Franco-Nevada  2,058 432
Grupo Mexico, Series B (MXN)  65,985 576
OR Royalties  28,026 978
Royal Gold  1,754 358

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Warrior Met Coal  4,190 328
6,766
Paper & Forest Products  0.1%
Louisiana-Pacific  3,266 268
Stora Enso, Class R (EUR)  95,816 1,127
1,395
Total Materials 33,810
REAL ESTATE  1.0%
Health Care Real Estate Investment Trusts  0.3%
CareTrust REIT, REIT  8,800 330
Welltower, REIT  23,780 4,952
5,282
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  1,456 264
Segro (GBP)  75,026 709
Terreno Realty, REIT  8,480 532
1,505
Real Estate Management & Development  0.2%
Colliers International Group  3,294 474
FirstService  2,115 332
Mitsubishi Estate (JPY)  34,500 814
Mitsui Fudosan (JPY)  154,600 1,816
3,436
Residential Real Estate Investment Trusts  0.2%
Equity LifeStyle Properties, REIT  38,219 2,403
Essex Property Trust, REIT  6,021 1,587
Flagship Communities REIT  15,196 272
Independence Realty Trust, REIT  26,156 449
4,711
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT  36,137 865
Macerich, REIT  8,701 151
Scentre Group (AUD)  636,188 1,701
2,717
Specialized Real Estate Investment Trusts  0.1%
CubeSmart, REIT  9,397 350
Public Storage, REIT  3,750 1,030
VICI Properties, REIT  36,937 1,064
2,444
Total Real Estate 20,095

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES  1.1%
Electric Utilities  0.5%
Constellation Energy  3,680 1,341
Hawaiian Electric Industries (5) 25,621 301
IDACORP  4,865 641
OGE Energy  17,715 811
Southern  49,073 4,472
TXNM Energy  169 10
Xcel Energy  45,772 3,758
11,334
Gas Utilities  0.2%
Atmos Energy  17,694 3,121
Chesapeake Utilities  6,202 862
3,983
Independent Power & Renewable Electricity
Producers  0.0%
Orsted (DKK) (5) 12,701 271
271
Multi-Utilities  0.4%
Ameren  24,128 2,566
Engie (EUR)  91,514 2,329
National Grid (GBP)  189,897 2,885
7,780
Water Utilities  0.0%
California Water Service Group  8,118 369
Middlesex Water  4,155 213
582
Total Utilities 23,950
Total Miscellaneous Common Stocks  0.1% (10) 996
Total Common Stocks (Cost $555,891) 1,069,353
CONVERTIBLE PREFERRED STOCKS  0.2%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $91 (5)(6)
(7)(8) 10,166 34
34

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $133 (5)(6)(8) 22,936 24
24
Total Consumer Discretionary 58
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $47 (5)(6)(8) 2,528 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $116 (5)
(6)(8) 1,101 72
Total Financials 72
HEALTH CARE  0.1%
Biotechnology  0.0%
Kardigan, Series B, Acquisition Date: 9/4/25, Cost $95 (5)(6)(8) 4,429 95
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $93 (5)(6)(8) 28,185 93
Treeline Biosciences, Series A-2, Acquisition Date: 11/7/25,
Cost $94 (5)(6)(8) 10,974 80
268
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $70 (5)(6)
(8) 68,919 57
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $57 (5)(6)
(8) 116,595 75
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $51 (5)(6)
(8) 78,645 51
183
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $132 (5)(6)(8) 54,988 74
74
Life Sciences Tools & Services  0.1%
Bruker, 6.38%, 9/1/28  1,047 391
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $63 (5)(6)(8) 5,327 81
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $73 (5)(6)(8) 6,934 21
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $96 (5)(6)(8) 7,007 113

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $144 (5)(6)(8) 3,255 52
658
Total Health Care 1,183
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $74 (5)(6)(8) 1,856 —
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $146 (5)(6)
(8) 26,194 95
Epirus, Series D, Acquisition Date: 1/21/25, Cost $13 (5)(6)(8) 4,650 17
112
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $68 (5)(6)(8) 5,632 19
Flexe, Series D, Acquisition Date: 4/7/22, Cost $39 (5)(6)(8) 1,899 6
25
Electrical Equipment  0.0%
CelLink, Series D, Acquisition Date: 1/20/22, Cost $72 (5)(6)(8) 3,445 2
2
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $53 (5)(6)(8) 11,613 103
Checkr, Series D, Acquisition Date: 9/6/19, Cost $166 (5)(6)(8) 16,497 147
250
Total Industrials & Business Services 389
INFORMATION TECHNOLOGY  0.1%
Electronic Equipment, Instruments & Components  0.0%
Novanta, 6.50%, 11/1/28  6,137 322
322
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $58 (5)(6)(8) 3,986 6
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $23 (5)(6)
(8) 1,224 2
8
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $103 (5)
(6)(8) 1,283 109
109

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $27 (5)(6)(8) 16 26
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $2 (5)(6)(8) 1 2
Databricks, Series G, Acquisition Date: 2/1/21, Cost $147 (5)
(6)(8) 2,493 450
Databricks, Series H, Acquisition Date: 8/31/21, Cost $433 (5)
(6)(8) 5,892 1,064
Databricks, Series I, Acquisition Date: 9/14/23, Cost $44 (5)(6)
(8) 593 107
Gusto, Series E, Acquisition Date: 7/13/21, Cost $219 (5)(6)(8) 7,205 175
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $157 (5)(6)(8) 12,058 182
Nuro, Series D, Acquisition Date: 10/29/21, Cost $69 (5)(6)(8) 3,303 50
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $68 (5)(6)(8) 13,365 46
2,102
Total Information Technology 2,541
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $88 (5)(6)(8) 1,853 87
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123 (5)(6)
(8) 2,982 54
141
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $75 (5)(6)(8) 2,736 308
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $101 (5)(6)(8) 1,194 135
443
Total Materials 584
Total Convertible Preferred Stocks (Cost $4,292) 4,827
CORPORATE BONDS  3.4%
3M, 5.15%, 3/15/35  315,000 325
AbbVie, 5.40%, 3/15/54  290,000 289
AEP Transmission, 5.375%, 6/15/35  50,000 52
AES, 5.80%, 3/15/32  455,000 467
AGCO, 5.80%, 3/21/34  75,000 78
Alexandria Real Estate Equities, 2.00%, 5/18/32  55,000 46
Alexandria Real Estate Equities, 5.25%, 5/15/36  50,000 50

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alexandria Real Estate Equities, 5.50%, 10/1/35  90,000 91
Alphabet, 4.375%, 11/15/32  300,000 303
Alphabet, 4.70%, 11/15/35  325,000 330
Amazon.com, 5.45%, 11/20/55  435,000 438
American Express, VR, 4.918%, 7/20/33 (11) 125,000 128
American Express, VR, 5.016%, 4/25/31 (11) 305,000 315
American Express, VR, 5.667%, 4/25/36 (11) 115,000 122
American Homes 4 Rent, 5.25%, 3/15/35  80,000 82
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  217,000 249
American Tower, 4.90%, 3/15/30  40,000 41
Amrize Finance U.S., 4.70%, 4/7/28 (1) 110,000 111
Amrize Finance U.S., 4.95%, 4/7/30 (1) 130,000 133
Antofagasta, 5.625%, 9/9/35  200,000 205
APA Infrastructure, 0.75%, 3/15/29 (EUR)  155,000 168
APA Infrastructure, 5.125%, 9/16/34 (1) 60,000 61
APA Infrastructure, 5.75%, 9/16/44 (1) 80,000 81
Appalachian Power, 5.65%, 4/1/34  76,000 80
Aptiv Swiss Holdings, 3.10%, 12/1/51  440,000 287
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 75,000 76
Arthur J Gallagher, 4.85%, 12/15/29  60,000 61
Arthur J Gallagher, 5.00%, 2/15/32  20,000 20
Aspen Insurance Holdings, 5.75%, 7/1/30  130,000 136
AT&T, 3.50%, 9/15/53  445,000 305
AT&T, 4.55%, 11/1/32  170,000 170
Athene Global Funding, 5.526%, 7/11/31 (1) 315,000 323
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 250,000 251
Atlassian, 5.25%, 5/15/29  90,000 92
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  195,000 216
BAE Systems, 5.30%, 3/26/34 (1) 200,000 209
Banco Santander, 5.127%, 11/6/35  200,000 201
Bank of America, VR, 1.898%, 7/23/31 (11) 1,295,000 1,168
Bank of America, VR, 5.464%, 5/9/36 (11) 320,000 336
Bank of America, VR, 5.468%, 1/23/35 (11) 198,000 209
Bank of America, VR, 5.819%, 9/15/29 (11) 457,000 477
Barclays, VR, 5.086%, 2/25/29 (11) 200,000 204
Barclays, VR, 5.367%, 2/25/31 (11) 200,000 207
Barclays, VR, 5.785%, 2/25/36 (11) 200,000 211
BAT Capital, 5.35%, 8/15/32  320,000 332
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 405,000 432
Beignet Investor, 6.581%, 5/30/49 (1) 265,000 285
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  100,000 102
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  155,000 172

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Boeing, 3.75%, 2/1/50  169,000 126
Boeing, 6.388%, 5/1/31  150,000 163
Boeing, 6.528%, 5/1/34  118,000 132
Boeing, 6.858%, 5/1/54  572,000 651
Bon Secours Mercy Health, 3.464%, 6/1/30  100,000 98
Booz Allen Hamilton, 5.95%, 8/4/33  172,000 181
Booz Allen Hamilton, 5.95%, 4/15/35  195,000 202
Boston Gas, 6.119%, 7/20/53 (1) 105,000 107
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 334
Brixmor Operating Partnership, 4.85%, 2/15/33  40,000 40
Brixmor Operating Partnership, 5.20%, 4/1/32  70,000 72
Broadcom, 4.55%, 2/15/32  145,000 147
Broadcom, 4.80%, 2/15/36  270,000 271
Broadcom, 5.15%, 11/15/31  230,000 240
Burlington Northern Santa Fe, 5.50%, 3/15/55  255,000 256
Cadence Design Systems, 4.70%, 9/10/34  204,000 205
CaixaBank, VR, 4.885%, 7/3/31 (1)(11) 205,000 209
CaixaBank, VR, 5.581%, 7/3/36 (1)(11) 200,000 207
CaixaBank, VR, 6.037%, 6/15/35 (1)(11) 270,000 289
Capital One Financial, VR, 7.624%, 10/30/31 (11) 55,000 62
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)(12) 243,662 255
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (1)(12) 332,308 374
CBRE Services, 4.80%, 6/15/30  80,000 81
CBRE Services, 4.90%, 1/15/33  60,000 61
Celanese U.S. Holdings, 6.83%, 7/15/29  50,000 51
Celanese U.S. Holdings, 6.879%, 7/15/32  260,000 265
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 104
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  400,000 433
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (1) 200,000 206
Centene, 4.25%, 12/15/27  60,000 59
Centene, 4.625%, 12/15/29  295,000 284
CFE Fibra, 5.875%, 9/23/40 (1) 200,000 200
Charter Communications Operating, 3.90%, 6/1/52  253,000 165
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 202
Cigna Group, 4.50%, 9/15/30  80,000 80
Cigna Group, 6.00%, 1/15/56  110,000 115
Citigroup, VR, 4.952%, 5/7/31 (11) 415,000 425
Citigroup, VR, 5.174%, 9/11/36 (11) 95,000 97
Citigroup, VR, 5.333%, 3/27/36 (11) 165,000 170
CNO Global Funding, 4.95%, 9/9/29 (1) 70,000 71
Cofinimmo, 0.875%, 12/2/30 (EUR)  100,000 103
Colbun, 5.375%, 9/11/35 (1) 200,000 202

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 305,000 316
Comcast, 3.25%, 11/1/39  445,000 353
CommonSpirit Health, 2.782%, 10/1/30  24,000 22
Constellation Energy Generation, 5.75%, 3/15/54  265,000 265
Corebridge Global Funding, 4.90%, 8/21/32 (1) 65,000 66
Corebridge Global Funding, 5.20%, 1/12/29 (1) 60,000 62
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 200,000 201
Coterra Energy, 5.60%, 3/15/34  73,000 75
Credit Agricole, VR, 4.818%, 9/25/33 (1)(11) 565,000 565
Credit Agricole, VR, 5.222%, 5/27/31 (1)(11) 250,000 257
Crown Castle, 5.80%, 3/1/34  155,000 163
CVS Health, 5.00%, 9/15/32  105,000 107
CVS Health, 5.05%, 3/25/48  549,000 493
CVS Health, 5.625%, 2/21/53  335,000 320
Danske Bank, VR, 5.705%, 3/1/30 (1)(11) 230,000 240
Deere, 5.45%, 1/16/35  300,000 319
Diamondback Energy, 5.40%, 4/18/34  460,000 471
Diamondback Energy, 5.75%, 4/18/54  459,000 441
DTE Energy, 5.10%, 3/1/29  430,000 441
Eagle Materials, 5.00%, 3/15/36  200,000 198
Element Fleet Management, 5.037%, 3/25/30 (1) 120,000 123
Elevance Health, 4.75%, 2/15/30  125,000 127
Elevance Health, 4.95%, 11/1/31  165,000 169
Elevance Health, 5.125%, 2/15/53  165,000 151
Eli Lilly, 5.55%, 10/15/55  102,000 105
EMD Finance, 4.625%, 10/15/32 (1) 425,000 428
Enel Finance International, 4.125%, 9/30/28 (1) 200,000 200
Enel Finance International, 5.00%, 9/30/35 (1) 200,000 199
Engie, 5.625%, 4/10/34 (1) 200,000 210
Eni, 5.75%, 5/19/35 (1) 200,000 209
EOG Resources, 5.00%, 7/15/32  115,000 118
EOG Resources, 5.35%, 1/15/36  190,000 197
Equitable America Global Funding, 3.95%, 9/15/27 (1) 20,000 20
Equitable America Global Funding, 4.70%, 9/15/32 (1) 45,000 45
Equitable America Global Funding, 4.95%, 6/9/30 (1) 175,000 178
Expand Energy, 5.375%, 2/1/29  207,000 207
Extra Space Storage, 4.95%, 1/15/33  75,000 76
Extra Space Storage, 5.40%, 6/15/35  215,000 221
Ferguson Enterprises, 4.35%, 3/15/31  95,000 95
Ferguson Enterprises, 5.00%, 10/3/34  40,000 40
Ferrari, 3.625%, 5/21/30 (EUR)  120,000 143
First American Financial, 2.40%, 8/15/31  366,000 321
FirstEnergy, 2.65%, 3/1/30  268,000 249

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FirstEnergy, Series B, 2.25%, 9/1/30  50,000 45
FirstEnergy Transmission, 5.00%, 1/15/35  100,000 100
Fiserv, 4.55%, 2/15/31  440,000 435
Flutter Treasury, 5.875%, 6/4/31 (1) 200,000 202
Ford Motor Credit, 5.73%, 9/5/30  200,000 203
Ford Motor Credit, 6.798%, 11/7/28  200,000 210
Ford Motor Credit, 7.35%, 3/6/30  440,000 472
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 150,000 155
Foundry JV Holdco, 6.10%, 1/25/36 (1) 200,000 212
Foundry JV Holdco, 6.20%, 1/25/37 (1) 200,000 213
Foundry JV Holdco, 6.25%, 1/25/35 (1) 200,000 215
Foundry JV Holdco, 6.40%, 1/25/38 (1) 200,000 215
Freeport-McMoRan, 4.25%, 3/1/30  74,000 74
Freeport-McMoRan, 4.375%, 8/1/28  121,000 121
Freeport-McMoRan, 4.625%, 8/1/30  50,000 50
Freeport-McMoRan, 5.00%, 9/1/27  29,000 29
Freeport-McMoRan, 5.45%, 3/15/43  130,000 127
GA Global Funding Trust, 5.40%, 1/13/30 (1) 180,000 185
GA Global Funding Trust, 5.50%, 4/1/32 (1) 190,000 194
General Electric, 4.30%, 7/29/30  155,000 157
General Electric, 4.90%, 1/29/36  130,000 133
General Motors Financial, 4.20%, 10/27/28  120,000 120
General Motors Financial, 5.55%, 7/15/29  230,000 238
General Motors Financial, 6.40%, 1/9/33  78,000 84
GLP Capital, 5.25%, 2/15/33  185,000 185
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 390,000 388
Goldman Sachs Group, VR, 4.692%, 10/23/30 (11) 305,000 310
Goldman Sachs Group, VR, 5.016%, 10/23/35 (11) 335,000 339
Golub Capital Private Credit Fund, 5.875%, 5/1/30  238,000 240
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  392,000 401
Harbour Energy, 6.327%, 4/1/35 (1) 215,000 220
HCA, 2.375%, 7/15/31  140,000 125
HCA, 4.60%, 11/15/32  340,000 339
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 120,000 123
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 150,000 154
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 315,000 307
Healthcare Realty Holdings, 2.05%, 3/15/31  150,000 129
Healthcare Realty Holdings, 3.625%, 1/15/28  440,000 433
Heathrow Funding, 1.875%, 3/14/34 (EUR)  165,000 166
HSBC Holdings, VR, 4.619%, 11/6/31 (11) 200,000 201
Hyundai Capital America, 4.55%, 9/26/29 (1) 195,000 196

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hyundai Capital America, 4.75%, 9/26/31 (1) 130,000 131
Hyundai Capital America, 5.35%, 3/19/29 (1) 100,000 103
Hyundai Capital America, 5.40%, 1/8/31 (1) 60,000 62
Hyundai Capital America, 6.50%, 1/16/29 (1) 115,000 122
Icon Investments Six, 5.849%, 5/8/29  200,000 209
Icon Investments Six, 6.00%, 5/8/34  200,000 211
IMCD, 3.625%, 4/30/30 (EUR)  140,000 163
Imperial Brands Finance, 4.50%, 6/30/28 (1) 200,000 202
Imperial Brands Finance, 5.625%, 7/1/35 (1) 200,000 206
Imperial Brands Finance, 6.375%, 7/1/55 (1) 200,000 207
Infrastrutture Wireless Italiane, 3.75%, 4/1/30 (EUR)  120,000 141
Interpublic Group, 4.65%, 10/1/28  140,000 140
Invitation Homes Operating Partnership, 2.00%, 8/15/31  70,000 61
Invitation Homes Operating Partnership, 5.45%, 8/15/30  81,000 84
IPALCO Enterprises, 5.75%, 4/1/34  170,000 173
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 175,000 182
Jersey Central Power & Light, 5.15%, 1/15/36 (1) 170,000 173
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 475,000 443
JPMorgan Chase, VR, 2.739%, 10/15/30 (11) 195,000 185
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 330,000 311
JPMorgan Chase, VR, 4.603%, 10/22/30 (11) 305,000 310
JPMorgan Chase, VR, 4.81%, 10/22/36 (11) 185,000 185
JPMorgan Chase, VR, 4.946%, 10/22/35 (11) 225,000 229
JPMorgan Chase, VR, 5.103%, 4/22/31 (11) 105,000 109
JPMorgan Chase, VR, 5.336%, 1/23/35 (11) 165,000 172
Kentucky Utilities, 5.85%, 8/15/55  30,000 31
Kraft Heinz Foods, 5.00%, 6/4/42  45,000 42
Las Vegas Sands, 3.50%, 8/18/26  170,000 169
Louisville Gas & Electric, 5.85%, 8/15/55  30,000 31
Lowe's, 4.25%, 4/1/52  88,000 70
Lowe's, 5.625%, 4/15/53  45,000 44
LPL Holdings, 5.65%, 3/15/35  165,000 169
LPL Holdings, 5.75%, 6/15/35  157,000 161
Magna International, 5.875%, 6/1/35  35,000 37
Mars, 5.20%, 3/1/35 (1) 295,000 305
Mars, 5.65%, 5/1/45 (1) 210,000 214
Marvell Technology, 2.95%, 4/15/31  247,000 229
Marvell Technology, 4.75%, 7/15/30  40,000 40
Marvell Technology, 5.45%, 7/15/35  180,000 186
Meta Platforms, 4.875%, 11/15/35  195,000 197
Meta Platforms, 5.50%, 11/15/45  240,000 239
Meta Platforms, 5.625%, 11/15/55  1,015,000 1,008
Minera Mexico, 5.625%, 2/12/32 (1) 500,000 516

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Morgan Stanley, VR, 5.123%, 2/1/29 (11) 830,000 848
Morgan Stanley, VR, 5.173%, 1/16/30 (11) 285,000 293
Morgan Stanley, VR, 5.32%, 7/19/35 (11) 83,000 86
Morgan Stanley, VR, 5.664%, 4/17/36 (11) 130,000 138
Motorola Solutions, 5.40%, 4/15/34  140,000 145
Motorola Solutions, 5.55%, 8/15/35  280,000 292
MPLX, 5.00%, 1/15/33  165,000 166
MPLX, 6.20%, 9/15/55  130,000 131
Netflix, 4.625%, 5/15/29 (EUR)  500,000 615
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 180,000 181
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 170,000 168
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 267,000 275
NRG Energy, 4.45%, 6/15/29 (1) 155,000 154
NTT Finance, 4.876%, 7/16/30 (1) 200,000 204
NTT Finance, 5.171%, 7/16/32 (1) 200,000 206
NTT Finance, 5.502%, 7/16/35 (1) 200,000 209
NXP, 3.125%, 2/15/42  208,000 153
NXP, 3.25%, 11/30/51  618,000 415
NXP, 3.40%, 5/1/30  369,000 355
NXP, 4.30%, 6/18/29  92,000 92
Occidental Petroleum, 6.05%, 10/1/54  155,000 150
Occidental Petroleum, 8.875%, 7/15/30  705,000 815
ONEOK, 6.05%, 9/1/33  306,000 326
Oracle, 4.80%, 9/26/32  120,000 118
Oracle, 5.20%, 9/26/35  155,000 151
Oracle, 5.95%, 9/26/55  758,000 704
Orbia Advance Corp., 6.80%, 5/13/30 (1) 280,000 280
Pacific Gas & Electric, 3.50%, 8/1/50  106,000 73
Pacific Gas & Electric, 4.95%, 7/1/50  105,000 90
Pacific Gas & Electric, 5.00%, 6/4/28  130,000 132
Pacific Gas & Electric, 5.05%, 10/15/32  230,000 232
Pacific Gas & Electric, 5.90%, 10/1/54  59,000 58
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 630,000 667
Paychex, 5.60%, 4/15/35  105,000 110
Philip Morris International, 4.625%, 10/29/35  295,000 290
PNC Financial Services Group, VR, 5.373%, 7/21/36 (11) 100,000 103
PNC Financial Services Group, VR, 5.575%, 1/29/36 (11) 155,000 163
Prologis Targeted U.S. Logistics Fund, 4.25%, 1/15/31 (1) 150,000 149
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 160,000 157
PSEG Power, 5.20%, 5/15/30 (1) 34,000 35
Public Service of Oklahoma, 5.45%, 1/15/36  350,000 361
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 475,000 391
Realty Income, 5.125%, 4/15/35  50,000 51

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Regal Rexnord, 6.05%, 4/15/28  295,000 305
Reinsurance Group of America, 6.00%, 9/15/33  364,000 390
Revvity, 1.90%, 9/15/28  111,000 104
Revvity, 2.25%, 9/15/31  150,000 132
RGA Global Funding, 5.00%, 8/25/32 (1) 190,000 191
Rogers Communications, 5.00%, 2/15/29  342,000 349
Rogers Communications, 5.30%, 2/15/34  385,000 391
Ross Stores, 1.875%, 4/15/31  365,000 321
RTX, 2.82%, 9/1/51  45,000 29
RTX, 5.15%, 2/27/33  103,000 107
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 85,000 86
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 155,000 159
Santander Holdings USA, VR, 5.473%, 3/20/29 (11) 175,000 178
Sartorius Finance, 4.875%, 9/14/35 (EUR)  300,000 370
SBA Tower Trust, 1.84%, 4/15/27 (1) 440,000 425
SBA Tower Trust, 2.328%, 1/15/28 (1) 75,000 72
SBA Tower Trust, 2.593%, 10/15/31 (1) 360,000 322
SBA Tower Trust, 4.831%, 10/15/29 (1) 325,000 327
Segro Capital, 1.875%, 3/23/30 (EUR)  150,000 166
Smurfit Westrock Financing, 5.418%, 1/15/35  200,000 206
Snam, 5.75%, 5/28/35 (1) 200,000 210
Snam, 6.50%, 5/28/55 (1) 200,000 216
Societe Generale, 7.367%, 1/10/53 (1) 260,000 283
Societe Generale, VR, 2.797%, 1/19/28 (1)(11) 275,000 270
Societe Generale, VR, 5.50%, 4/13/29 (1)(11) 305,000 312
Societe Generale, VR, 6.691%, 1/10/34 (1)(11) 260,000 284
Solventum, 5.90%, 4/30/54  273,000 279
Southern California Gas, 5.45%, 6/15/35  135,000 141
Southern Gas Capital, Series A, 4.05%, 9/15/28  25,000 25
Southern Gas Capital, Series B, 5.10%, 9/15/35  95,000 96
Southern Power, Series B, 4.90%, 10/1/35  90,000 89
Sprint Capital, 8.75%, 3/15/32  295,000 359
State Street, VR, 4.784%, 10/23/36 (11) 75,000 75
Sutter Health, 5.164%, 8/15/33  100,000 104
Sutter Health, Series 2025, 5.213%, 8/15/32  50,000 52
Sutter Health, Series 2025, 5.537%, 8/15/35  195,000 206
Suzano Netherlands, 5.50%, 1/15/36  160,000 159
Synopsys, 4.85%, 4/1/30  220,000 225
Synopsys, 5.70%, 4/1/55  220,000 220
T-Mobile USA, 3.50%, 4/15/31  250,000 240
T-Mobile USA, 4.625%, 1/15/33  435,000 434
T-Mobile USA, 5.05%, 7/15/33  475,000 486
T-Mobile USA, 5.70%, 1/15/56  285,000 282

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T-Mobile USA, 5.875%, 11/15/55  135,000 137
Targa Resources, 5.65%, 2/15/36  100,000 103
Targa Resources, 6.125%, 5/15/55  47,000 47
Targa Resources, 6.15%, 3/1/29  115,000 121
Targa Resources Partners, 5.50%, 3/1/30  450,000 457
Texas Instruments, 5.10%, 5/23/35  285,000 295
Thermo Fisher Scientific, 4.894%, 10/7/37  260,000 261
Time Warner Cable, 6.55%, 5/1/37  25,000 25
Time Warner Cable, 6.75%, 6/15/39  131,000 132
Time Warner Cable, 7.30%, 7/1/38  38,000 40
Toronto-Dominion Bank, 4.928%, 10/15/35  170,000 171
TotalEnergies Capital International, 3.127%, 5/29/50  144,000 99
TotalEnergies Capital International, 3.461%, 7/12/49  125,000 90
Toyota Motor Credit, 4.05%, 9/5/28  280,000 281
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 35,000 36
Transcontinental Gas Pipe Line, 5.10%, 3/15/36 (1) 110,000 112
Transcontinental Gas Pipe Line, 5.75%, 3/15/56 (1) 75,000 75
Uber Technologies, 4.30%, 1/15/30  350,000 352
Uber Technologies, 4.50%, 8/15/29 (1) 317,000 316
Uber Technologies, 4.80%, 9/15/34  47,000 47
Uber Technologies, 4.80%, 9/15/35  235,000 235
UnitedHealth Group, 4.50%, 4/15/33  310,000 308
UnitedHealth Group, 5.30%, 6/15/35  130,000 135
UnitedHealth Group, 5.95%, 6/15/55  75,000 79
Verisk Analytics, 5.125%, 2/15/36  135,000 137
Verizon Communications, 5.00%, 1/15/36  140,000 140
Verizon Communications, 5.875%, 11/30/55  330,000 331
Vistra Operations, 5.70%, 12/30/34 (1) 8,000 8
Vistra Operations, 6.00%, 4/15/34 (1) 105,000 110
Vistra Operations, 6.95%, 10/15/33 (1) 380,000 423
Volkswagen Group of America Finance, 4.55%, 9/11/28 (1) 200,000 201
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  55,000 66
Wells Fargo, VR, 5.15%, 4/23/31 (11) 706,000 730
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 145,000 147
Total Corporate Bonds (Cost $70,316) 71,231
EQUITY FUNDS  10.3%
T. Rowe Price Institutional Emerging Markets Equity Fund (4) 2,519,872 100,770
T. Rowe Price Multi-Strategy Total Return Fund - I Class (4) 3,486,767 30,683
T. Rowe Price Real Assets Fund - I Class (4) 4,759,038 83,902
Total Equity Funds (Cost $152,568) 215,355

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.4%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 330,000 334
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 200,000 205
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 510,000 523
Corp. Andina de Fomento, VR, 6.75% (1)(11)(13) 200,000 204
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 300,000 305
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 203,054 213
Government of Hungary, Series 35/A, 7.00%, 10/24/35 (HUF)  635,000,000 1,930
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 200,000 205
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 725,000 745
Petroleos Mexicanos, 5.95%, 1/28/31  300,000 290
Petroleos Mexicanos, 7.69%, 1/23/50  165,000 147
Petroleos Mexicanos, 8.75%, 6/2/29  455,000 485
Republic of Bulgaria, Series 13Y, 4.125%, 5/7/38 (EUR)  360,000 428
Republic of Peru, 6.20%, 6/30/55  300,000 314
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 160,000 189
Republic of Romania, 5.75%, 9/16/30 (1) 490,000 503
Republic of Romania, 6.625%, 5/16/36 (1) 414,000 428
State of Israel, Series 10Y, 5.50%, 3/12/34  261,000 271
State of Israel, Series 10Y, 5.625%, 2/19/35 (9) 419,000 439
State of Kuwait, 4.652%, 10/9/35 (1) 200,000 201
Total Foreign Government Obligations & Municipalities
(Cost $8,153) 8,359
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  50,000 55
55
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  50,000 54
54
Total Municipal Securities (Cost $105) 109
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.5%
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  150,000 158
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.233%, 11/15/34 (1) 195,000 2

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A,
ARM, 4.83%, 10/10/42 (1) 110,000 110
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 132,021 122
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 5.252%, 12/15/39 (1) 268,891 267
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.60%, 5/15/41 (1) 523,886 524
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.359%, 6/15/35 (1) 100,000 100
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 45,699 41
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 130,817 114
COLT Mortgage Loan Trust, Series 2021-5, Class A1, CMO,
ARM, 1.726%, 11/26/66 (1) 169,245 154
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  264,020 264
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.601%, 8/15/41 (1) 305,000 305
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO,
STEP, 5.509%, 7/25/70 (1) 181,228 182
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 136,852 137
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 4.919%, 3/25/50 (1) 91,759 88
Flagstar Mortgage Trust, Series 2021-3INV, Class A16, CMO,
ARM, 2.50%, 6/25/51 (1) 287,813 240
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 17,906 17
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 9,297 9
GCAT Trust, Series 2021-NQM1, Class A1, CMO, ARM,
0.874%, 1/25/66 (1) 133,674 120
GCAT Trust, Series 2021-NQM3, Class A1, CMO, ARM,
1.091%, 5/25/66 (1) 193,259 171
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 199,153 200
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 6.036%, 7/25/44 (1) 3,206 3
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.907%, 10/25/50 (1) 142,548 125
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 89,303 89
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 268,951 271

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 168,883 170
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 99,966 85
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 145,000 138
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 52,796 48
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 61,024 56
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.571%, 12/25/50 (1) 217,546 195
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 52,476 48
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 1,897 2
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 4,173 4
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.224%, 6/25/50 (1) 224,304 199
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 175,635 176
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 252,076 254
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A,
ARM, 4.912%, 10/15/42 (1) 115,000 116
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.55%, 5/15/41 (1) 375,000 374
MFA Trust, Series 2025-NQM4, Class A1F, CMO, ARM,
SOFR30A + 1.20%, 5.272%, 8/25/70 (1) 222,973 223
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 97,541 98
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 92,772 93
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 210,477 174
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 98,580 99
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.455%, 11/5/41 (1) 135,000 134
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%,
1/25/60 (1) 75,805 67
OBX Trust, Series 2025-NQM15, Class A1, CMO, STEP,
5.143%, 7/27/65 (1) 115,075 116
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 5.222%, 7/27/65 (1) 119,870 120

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 1,264,204 907
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 137,088 138
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.351%, 5/15/39 (1) 440,000 440
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.434%, 4/25/43  98,578 96
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.785%, 8/25/47 (1) 166,532 159
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 23,069 22
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 6,591 6
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 19,659 19
Starwood Mortgage Residential Trust, Series 2022-1, Class A1,
CMO, ARM, 2.447%, 12/25/66 (1) 254,457 231
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.322%, 5/25/44 (1) 186,155 187
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class M1, CMO, ARM, SOFR30A + 1.10%, 5.172%, 9/25/45 (1) 121,725 122
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 5.069%, 10/25/59 (1) 88,192 88
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO,
ARM, 4.788%, 6/25/65 (1) 249,934 252
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.788%, 6/25/65 (1) 129,595 130
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.55%, 6/15/39 (1) 140,000 140
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 272,573 227
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 134,120 117
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 215,000 215
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  695,000 687
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $11,419) 10,985
PRIVATE INVESTMENT COMPANIES  5.5%
Blackstone Partners Offshore Fund, Series E1 (5)(6) 40,084 114,243
Total Private Investment Companies (Cost $76,748) 114,243

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  3.3%
U.S. Government Agency Obligations  2.6%
Federal Home Loan Mortgage
2.50%, 4/1/30  49,967 49
3.00%, 12/1/42 - 4/1/43  605,827 563
3.50%, 8/1/42 - 3/1/46  690,035 659
4.00%, 8/1/40 - 12/1/41  283,480 278
4.50%, 6/1/39 - 10/1/41  201,284 203
5.00%, 12/1/36 - 8/1/40  75,669 79
6.00%, 10/1/32 - 8/1/38  47,147 48
6.50%, 5/1/32 - 10/1/32  3,640 4
7.00%, 4/1/32 - 6/1/32  3,359 4
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  2,794 3
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  5,105 5
RFUCCT1Y + 1.934%, 6.933%, 2/1/37  4,273 4
Federal Home Loan Mortgage, CMO, IO
2.00%, 2/25/51  768,584 102
2.50%, 7/25/50  1,581,789 272
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  51,951 47
2.00%, 8/1/36 - 9/1/52  2,674,069 2,240
2.50%, 3/1/42 - 5/1/52  2,514,261 2,170
3.00%, 5/1/31 - 1/1/52  850,630 780
3.50%, 11/1/47 - 11/1/50  427,495 405
4.00%, 8/1/37 - 9/1/52  376,401 367
4.50%, 9/1/37 - 10/1/53  854,866 842
5.00%, 10/1/52 - 10/1/55  1,066,928 1,071
5.50%, 8/1/53 - 10/1/55  2,216,161 2,258
6.00%, 6/1/53 - 8/1/55  2,473,974 2,547
6.50%, 8/1/54 - 9/1/55  855,016 889
Federal National Mortgage Assn.
3.00%, 2/1/44  4,651 4
3.50%, 6/1/42 - 5/1/46  370,416 355
4.00%, 11/1/40  125,513 125
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.857%,
6.501%, 8/1/36  8,004 8
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  276,402 35
2.50%, 5/25/47  887,118 116
6.50%, 2/25/32  1,476 —

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  675,692 592
2.00%, 9/1/36 - 4/1/52  9,404,841 7,867
2.50%, 1/1/32 - 6/1/52  5,212,597 4,513
3.00%, 8/1/27 - 4/1/50  2,926,260 2,723
3.50%, 2/1/35 - 1/1/52  1,488,763 1,420
4.00%, 7/1/35 - 12/1/52  1,962,118 1,919
4.50%, 7/1/39 - 7/1/52  1,051,779 1,054
5.00%, 7/1/33 - 9/1/53  1,495,577 1,515
5.50%, 11/1/34 - 11/1/55  2,752,751 2,807
6.00%, 3/1/33 - 10/1/55  2,764,861 2,864
6.50%, 7/1/32 - 8/1/55  1,201,896 1,251
7.00%, 9/1/30 - 4/1/32  1,693 2
UMBS, TBA (14)
2.00%, 12/1/40 - 12/1/55  3,950,000 3,299
2.50%, 12/1/55  2,525,000 2,148
3.00%, 12/1/55  1,315,000 1,168
3.50%, 12/1/55  1,550,000 1,434
4.00%, 12/1/55  900,000 857
4.50%, 12/1/55  355,000 348
5.00%, 12/1/55  330,000 329
54,642
U.S. Government Obligations  0.7%
Government National Mortgage Assn.
1.50%, 9/20/36 - 1/20/37  163,588 149
2.00%, 1/20/51 - 8/20/51  2,272,185 1,892
2.50%, 8/20/50 - 12/20/51  2,402,788 2,088
3.00%, 9/15/42 - 7/20/50  1,424,724 1,298
3.50%, 11/20/42 - 7/20/52  1,232,008 1,151
4.00%, 2/20/41 - 10/20/52  1,017,131 979
4.50%, 11/20/39 - 4/20/53  853,950 852
5.00%, 7/20/39 - 6/20/48  591,979 606
5.50%, 10/20/32 - 3/20/49  313,687 323
6.00%, 8/20/34 - 11/20/52  442,893 458
7.00%, 9/20/27  142 —
7.50%, 1/15/30  1,717 2
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  39,787 37
3.50%, 10/20/50  190,000 164
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  4,751,610 555
2.50%, 6/20/51  2,281,016 324
3.50%, 5/20/43  85,000 12

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
4.00%, 2/20/43  32,933 5
Government National Mortgage Assn., TBA (14)
4.50%, 12/20/54  815,000 797
5.00%, 12/20/55  1,965,000 1,963
5.50%, 12/20/55  1,245,000 1,257
14,912
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $71,869) 69,554
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  4.2%
U.S. Treasury Obligations  4.2%
U.S. Treasury Bonds, 1.125%, 5/15/40  665,000 430
U.S. Treasury Bonds, 3.375%, 8/15/42  6,240,000 5,376
U.S. Treasury Bonds, 3.875%, 2/15/43  2,165,000 1,987
U.S. Treasury Bonds, 4.00%, 11/15/42  6,045,000 5,648
U.S. Treasury Bonds, 4.125%, 8/15/44  1,020,000 956
U.S. Treasury Bonds, 4.125%, 8/15/53  1,190,000 1,085
U.S. Treasury Bonds, 4.25%, 2/15/54  4,265,000 3,972
U.S. Treasury Bonds, 4.25%, 8/15/54 (15) 4,405,000 4,102
U.S. Treasury Bonds, 4.375%, 8/15/43  1,645,000 1,604
U.S. Treasury Bonds, 4.50%, 2/15/44 (15) 8,695,000 8,592
U.S. Treasury Bonds, 4.50%, 11/15/54  2,795,000 2,715
U.S. Treasury Bonds, 4.625%, 11/15/44  3,105,000 3,107
U.S. Treasury Bonds, 4.625%, 2/15/55  900,000 893
U.S. Treasury Bonds, 4.75%, 11/15/43  2,390,000 2,439
U.S. Treasury Notes, 0.625%, 11/30/27  4,770,000 4,507
U.S. Treasury Notes, 3.625%, 8/31/29  3,995,000 4,006
U.S. Treasury Notes, 3.75%, 12/31/30  1,625,000 1,635
U.S. Treasury Notes, 3.875%, 12/31/27  4,990,000 5,027
U.S. Treasury Notes, 3.875%, 4/30/30  4,465,000 4,519
U.S. Treasury Notes, 3.875%, 8/15/34  1,655,000 1,648
U.S. Treasury Notes, 4.00%, 7/31/29  1,215,000 1,234
U.S. Treasury Notes, 4.00%, 10/31/29  475,000 483
U.S. Treasury Notes, 4.00%, 3/31/30  1,300,000 1,322
U.S. Treasury Notes, 4.00%, 1/31/31 (15) 4,300,000 4,374
U.S. Treasury Notes, 4.25%, 1/31/30  2,765,000 2,838
U.S. Treasury Notes, 4.375%, 11/30/28  1,005,000 1,030
U.S. Treasury Notes, 4.375%, 12/31/29  2,040,000 2,102
U.S. Treasury Notes, 4.375%, 11/30/30  3,930,000 4,065
U.S. Treasury Notes, 4.375%, 5/15/34  2,800,000 2,895
U.S. Treasury Notes, 4.625%, 9/30/28  375,000 386
U.S. Treasury Notes, 4.625%, 5/31/31  945,000 990

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.625%, 2/15/35  1,930,000 2,028
87,995
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $88,157) 87,995
SHORT-TERM INVESTMENTS  2.8%
Money Market Funds  2.8%
T. Rowe Price Government Reserve Fund, 4.02% (4)(16) 57,641,391 57,641
Total Short-Term Investments (Cost $57,641) 57,641
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.99% (4)(16) 2,169,853 2,170
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,170
Total Securities Lending Collateral (Cost $2,170) 2,170
Total Investments in Securities
100.2% of Net Assets
(Cost $1,508,088) $ 2,088,373
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $53,928 and represents 2.6% of net assets.
(2) All or a portion of this loan is unsettled as of November 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) SEC 30-day yield
(4) Affiliated Companies
(5) Non-income producing
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $6,352 and represents 0.3% of net assets.
(9) See Note 4. All or a portion of this security is on loan at November 30, 2025.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Perpetual security with no stated maturity date.
(14) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $13,600 and represents 0.7% of net assets.
(15) At November 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
HKD Hong Kong Dollar
HUF Hungarian Forint
ICP Chilean Average Chamber Index
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Put,
12/19/25 @ $6,325.00 145 99,312 (141)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/19/25 @ $81.00 1,203 9,743 (15)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/19/25 @ $79.00 1,203 9,743 (14)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
12/19/25 @ $80.00 1,200 9,719 (120)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
12/19/25 @ $80.00 1,200 9,719 (36)
Total Options Written (Premiums $(674)) $ (326)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 14,225 556 530 26
Total Bilateral Credit Default Swaps, Protection
Sold 530 26
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 71 2 2 —
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 110 2 1 1
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.435% (SOFR
+ 0.48%) at Maturity, 2/23/26 26 — — —
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 24 — — —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 32 — — —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 173 5 3 2
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 109 2 2 —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 66 1 1 —

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 23 — — —
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 36 — — —
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 30 1 1 —
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 34 1 1 —
Total Bilateral Total Return Swaps 11 3
Total Bilateral Swaps 541 29
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/30 22,957 561 531 30
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 712 (6) 8 (14)
Protection Sold (Relevant Credit: SES,
Baa3*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 (EUR) * 378 (17) (13) (4)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 12
Interest Rate Swaps (0.0)%
2 Year Interest Rate Swap, Receive
Fixed 4.520% Semi-Annually, Pay
Variable (0.755)% (ICP) Semi-Annually,
10/2/27 (CLP) 3,719,053 5 — 5

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
2 Year Interest Rate Swap, Receive
Fixed 4.533% Semi-Annually, Pay
Variable (0.768)% (ICP) Semi-Annually,
10/1/27 (CLP) 3,354,585 5 — 5
5 Year Interest Rate Swap, Pay Fixed
4.218% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/22/30 (PLN) 6,435 (25) — (25)
5 Year Interest Rate Swap, Pay Fixed
4.228% Annually, Receive Variable
4.840% (6M PLN WIBOR) Semi-
Annually, 7/21/30 (PLN) 6,085 (25) — (25)
Total Centrally Cleared Interest Rate Swaps (40)
Total Centrally Cleared Swaps (28)
Net payments (receipts) of variation margin to date 24
Variation margin receivable (payable) on centrally cleared swaps $ (4)
* Credit ratings as of November 30, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $45.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/16/26 MXN 13,040 USD 702 $ 7
Bank of America 1/16/26 USD 706 MXN 13,040 (3)
Bank of America 1/23/26 CHF 474 USD 599 (4)
Bank of America 2/20/26 USD 725 GBP 550 (3)
Barclays Bank 2/20/26 USD 721 GBP 550 (7)
Deutsche Bank 1/16/26 USD 247 HUF 83,874 (8)
Goldman Sachs 2/20/26 USD 1,000 EUR 865 (7)
Morgan Stanley 2/20/26 USD 380 EUR 326 —
RBC Dominion
Securities 1/23/26 USD 993 CHF 790 3
RBC Dominion
Securities 1/26/26 USD 725 CAD 1,010 —
RBC Dominion
Securities 2/6/26 CLP 396,780 USD 421 7
Standard Chartered 1/26/26 USD 908 CAD 1,265 —
State Street 1/16/26 HUF 44,450 USD 133 2
State Street 1/16/26 USD 1,783 HUF 605,867 (54)
State Street 2/20/26 EUR 311 USD 360 2
State Street 2/20/26 USD 146 EUR 125 —
Toronto-Dominion Bank 1/26/26 USD 721 CAD 1,010 (4)
Toronto-Dominion Bank 2/20/26 USD 3,776 EUR 3,239 1
UBS Investment Bank 1/23/26 CHF 316 USD 399 (3)
UBS Investment Bank 2/20/26 USD 1,004 EUR 865 (3)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (74)

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 27 Euro BOBL contracts 12/25 (3,695) $ (5)
Short, 13 Euro BTP contracts 12/25 (1,831) (41)
Short, 8 Euro BUND contracts 12/25 (1,196) (8)
Short, 32 MSCI EAFE Index contracts 12/25 (4,510) (43)
Short, 52 S&P 500 E-Mini Index contracts 12/25 (17,835) (611)
Short, 5 Government of Canada five year bond
contracts 3/26 (409) (1)
Long, 246 U.S. Treasury Notes five year contracts 3/26 27,002 13
Long, 21 U.S. Treasury Notes ten year contracts 3/26 2,380 —
Long, 170 U.S. Treasury Notes two year contracts 3/26 35,506 (10)
Short, 56 Ultra U.S. Treasury Bonds contracts 3/26 (6,773) (44)
Short, 53 Ultra U.S. Treasury Notes ten year
contracts 3/26 (6,159) (3)
Net payments (receipts) of variation margin to date 660
Variation margin receivable (payable) on open futures contracts $ (93)

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.56%  $ — $ (1,710) $ 1,421
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.70%  — 4,100 1,747
T. Rowe Price Inflation Protected Bond Fund - I
Class, 4.71%  — (60) 382
T. Rowe Price Institutional Emerging Markets
Equity Fund  616 17,834 —
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.75%  — (50) 840
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.34%  — 579 1,803
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.20%  — 320 1,616
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 4.11%  — (149) 374
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  (6,330) 4,646 3,378
T. Rowe Price Real Assets Fund - I Class  1,392 13,596 —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.62%  — 2,004 930
T. Rowe Price Government Reserve Fund,
4.02% — — 81++
T. Rowe Price Treasury Reserve Fund, 3.99% — — 1,245++
Totals $ (4,322)# $ 41,110 $ 13,817+

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.56%  $ 50,562 $ 6,897 $ — $ 55,749
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.70%  53,692 1,739 — 59,531
T. Rowe Price Inflation
Protected Bond Fund - I Class,
4.71%  8,714 371 — 9,025
T. Rowe Price Institutional
Emerging Markets Equity
Fund  88,069 — 5,133 100,770
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.75%  22,883 835 — 23,668
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.34%  50,616 3,844 — 55,039
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.20%  87,811 5,606 — 93,737
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 4.11%  8,957 864 — 9,672
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  60,090 3,378 37,431 30,683
T. Rowe Price Real Assets
Fund - I Class  79,013 — 8,707 83,902
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.62%  43,591 915 — 46,510
T. Rowe Price Government
Reserve Fund, 4.02% 8,384  ¤  ¤ 57,641
T. Rowe Price Treasury
Reserve Fund, 3.99% 63,635  ¤  ¤ 2,170
Total $ 628,097^

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $13,817 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $597,634.

T. ROWE PRICE Spectrum Moderate Allocation Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,508,088) $ 2,088,373
Interest and dividends receivable 3,398
Foreign currency (cost $1,375) 1,377
Receivable for shares sold 863
Receivable for investment securities sold 754
Bilateral swap premiums paid 541
Cash 102
Unrealized gain on bilateral swaps 29
Unrealized gain on forward currency exchange contracts 22
Other assets 7,188
Total assets 2,102,647
Liabilities
Payable for investment securities purchased 15,352
Obligation to return securities lending collateral 2,170
Investment management fees payable 619
Options written (premiums $674) 326
Payable for shares redeemed 257
Unrealized loss on forward currency exchange contracts 96
Variation margin payable on futures contracts 93
Due to affiliates 92
Variation margin payable on centrally cleared swaps 4
Payable to directors 1
Other liabilities 212
Total liabilities 19,222
NET ASSETS $ 2,083,425

T. ROWE PRICE Spectrum Moderate Allocation Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 665,506
Paid-in capital applicable to 78,180,266 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares of the Corporation authorized 1,417,919
NET ASSETS $ 2,083,425
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $972,248; Shares outstanding: 36,468,551) $ 26.66
I Class
(Net assets: $1,111,177; Shares outstanding: 41,711,715) $ 26.64

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $185) $ 20,453
.
  Interest 6,155
Securities lending 17
Total income 26,625
Expenses
Investment management 5,462
Shareholder servicing
Investor Class $ 745
I Class 107 852
Prospectus and shareholder reports
Investor Class 16
I Class 5 21
Custody and accounting 200
Legal and audit 56
Registration 30
Directors 3
Miscellaneous 10
Waived / paid by Price Associates (1,798)
Total expenses 4,836
Net investment income 21,789

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 61,378
Futures (1,349)
Swaps (38)
Options written 2,145
Forward currency exchange contracts (181)
Foreign currency transactions 44
Net realized gain 61,999
Change in net unrealized gain / loss
Securities 104,712
Futures (754)
Swaps (184)
Options written 279
Forward currency exchange contracts (7)
TBA Sales Commitments (9)
Other assets and liabilities denominated in foreign currencies (13)
Change in net unrealized gain / loss 104,024
Net realized and unrealized gain / loss 166,023
INCREASE IN NET ASSETS FROM OPERATIONS $ 187,812

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 21,789 $ 46,370
Net realized gain 61,999 107,318
Change in net unrealized gain / loss 104,024 6,558
Increase in net assets from operations 187,812 160,246
Distributions to shareholders
Net earnings
Investor Class (9,521) (64,553)
I Class (11,157) (69,016)
Decrease in net assets from distributions (20,678) (133,569)
Capital share transactions
*
Shares sold
Investor Class 39,479 89,814
I Class 59,454 235,883
Distributions reinvested
Investor Class 9,273 62,932
I Class 10,795 67,176
Shares redeemed
Investor Class (93,064) (275,231)
I Class (90,272) (224,986)
Decrease in net assets from capital share
transactions (64,335) (44,412)
Net Assets
Increase (decrease) during period 102,799 (17,735)
Beginning of period 1,980,626 1,998,361
End of period $ 2,083,425 $ 1,980,626
*Share information (000s)
Shares sold
Investor Class 1,534 3,638
I Class 2,322 9,650
Distributions reinvested
Investor Class 365 2,628
I Class 425 2,809
Shares redeemed
Investor Class (3,617) (11,202)
I Class (3,521) (9,156)
Decrease in shares outstanding (2,492) (1,633)

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Spectrum Moderate
Allocation Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
The fund has two classes of shares: the Spectrum Moderate Allocation Fund
(Investor Class) and the Spectrum Moderate Allocation Fund–I Class (I Class).
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes

T. ROWE PRICE Spectrum Moderate Allocation Fund

reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as

T. ROWE PRICE Spectrum Moderate Allocation Fund

disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Moderate Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information

T. ROWE PRICE Spectrum Moderate Allocation Fund

to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair

T. ROWE PRICE Spectrum Moderate Allocation Fund

value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 271,853 $ — $ 271,853
Bond Funds 352,931 — — 352,931
Common Stocks 810,054 257,343 1,956 1,069,353
Convertible Preferred Stocks 713 — 4,114 4,827
Equity Funds 215,355 — — 215,355
Private Investment
Companies — — 114,243 114,243
Short-Term Investments 57,641 — — 57,641
Securities Lending Collateral 2,170 — — 2,170
Total Securities 1,438,864 529,196 120,313 2,088,373
Swaps* — 610 — 610
Forward Currency Exchange
Contracts — 22 — 22
Futures Contracts* 13 — — 13
Total $ 1,438,877 $ 529,828 $ 120,313 $ 2,089,018
Liabilities
Options Written $ — $ 326 $ — $ 326
Swaps* — 68 — 68
Forward Currency Exchange
Contracts — 96 — 96
Futures Contracts* 766 — — 766
Total $ 766 $ 490 $ — $ 1,256
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
November 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at November 30, 2025, totaled $2,663,000 for the six months ended November 30, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
11/30/25
Investment in Securities
Common Stocks $ 1,025 $ 206 $ 853 $ (128) $ 1,956
Convertible Bonds 68 (12) — (56) —
Convertible Preferred Stocks 3,036 902 436 (260) 4,114
Private Investment Companies 85,326 4,918 32,000 (8,001) 114,243
Total $ 89,455 $ 6,014 $ 33,289 $ (8,445) $ 120,313
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 1,956 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
dilution
15% 15% Decrease

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Private
company
valuation
-# -# -#
Enterprise
value to sales
multiple
1.0x
- 2.0x
1.1x Increase
Enterprise
value to gross
profit multiple
4.9x 4.9x Increase
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 4,114 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
uncertainty
5% 5% Decrease
Discount for
dilution
15% 15% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
25%
- 50%
33% Increase
Enterprise
value to sales
multiple
1.0x
- 30.7x
10.5x Increase
Sales growth
rate
15%
- 111%
54% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
profit multiple
2.0x
- 32.3x
19.8x Increase
Gross profit
growth rate
18%
- 116%
87% Increase
Enterprise
value to
EBITDA
multiple
19.6x 19.6x Increase
Price-to-
earnings
multiple
61.1x 61.1x Increase
Premium to
public company
multiples
1%
- 79%
31% Increase
Cost of capital 30%
- 40%
35% Decrease
Rate of return 29%
- 35%
32% Decrease
Discount to
public company
multiples
20%
- 40%
27% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% - 5% 5% Increase
Volatility 45%
- 58%
55% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$ 114,243 Rollforward of
Investee NAV
Estimated
return
0.13% 0.13% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures $ 23
Foreign exchange derivatives Forwards 22
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 600
*
Total $ 645
*
Liabilities
Interest rate derivatives Centrally Cleared Swaps, Futures $ 162
Foreign exchange derivatives Forwards 96
Credit derivatives Centrally Cleared Swaps, Options
Written 203
Equity derivatives Futures, Options Written 795
Total $ 1,256
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (35) $ (35)
Interest rate
derivatives (178) — 646 — (407) 61
Foreign
exchange
derivatives — — — (181) — (181)
Credit
derivatives (30) 196 — — 404 570
Equity
derivatives (52) 1,949 (1,995) — — (98)
Total $ (260) $ 2,145 $ (1,349) $ (181) $ (38) $ 317

T. ROWE PRICE Spectrum Moderate Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 8 $ 8
Interest rate
derivatives 46 — (229) — (8) (191)
Foreign
exchange
derivatives — — — (7) — (7)
Credit
derivatives — (91) — — (184) (275)
Equity
derivatives 24 370 (525) — — (131)
Total $ 70 $ 279 $ (754) $ (7) $ (184) $ (596)
^ Options purchased are reported as securities.

T. ROWE PRICE Spectrum Moderate Allocation Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments;
both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30,
2025, securities valued at $228,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2025,

T. ROWE PRICE Spectrum Moderate Allocation Fund

collateral pledged by counterparties to the fund for bilateral derivatives consisted of $560,000 cash. As of November 30, 2025, securities valued at $3,853,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as

T. ROWE PRICE Spectrum Moderate Allocation Fund

to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 5% of net assets.
Options   The fund is subject to interest rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-
traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and
Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on

T. ROWE PRICE Spectrum Moderate Allocation Fund

swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30,
2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 6% and 14% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included

T. ROWE PRICE Spectrum Moderate Allocation Fund

in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2025, the notional amount of protection sold by the fund totaled $38,333,000 (1.8% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied

T. ROWE PRICE Spectrum Moderate Allocation Fund

to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
2% and 4% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience

T. ROWE PRICE Spectrum Moderate Allocation Fund

delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular

T. ROWE PRICE Spectrum Moderate Allocation Fund

securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2025, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All

T. ROWE PRICE Spectrum Moderate Allocation Fund

of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of November 30, 2025, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days' prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S.
government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2025, the value of loaned securities was
$3,167,000; the aggregate value of collateral was $3,357,000 and consisted of cash collateral and related investments of $2,170,000 and U.S. government securities of $1,187,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $346,936,000 and $387,674,000, respectively, for the six months ended November 30, 2025. Purchases and sales of U.S. government securities aggregated $110,657,000 and $118,531,000, respectively, for the six months ended November 30, 2025.

T. ROWE PRICE Spectrum Moderate Allocation Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $1,522,736,000. Net unrealized gain aggregated $565,720,000 at period-end, of which $641,896,000 related to appreciated investments and $76,176,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Spectrum Moderate Allocation Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.25%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may

T. ROWE PRICE Spectrum Moderate Allocation Fund

be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended November 30, 2025 as indicated in the table below. At November 30, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price
Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan
Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2025, expenses incurred pursuant to these service agreements were $61,000 for Price Associates; $463,000 for T. Rowe Price Services, Inc.;
and $45,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class I Class
Expense limitation/I Class Limit 0.89% 0.05%
Expense limitation date 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Spectrum Moderate Allocation Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the six months ended
November 30, 2025, are as follows:
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.48% $ 131
T. Rowe Price Emerging Markets Bond Fund - I
Class 0.64% 173
T. Rowe Price Inflation Protected Bond Fund - I
Class 0.17% 5
T. Rowe Price Institutional Emerging Markets Equity
Fund 1.00% 537
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 64

T. ROWE PRICE Spectrum Moderate Allocation Fund

Total management fee waived was allocated ratably in the amounts of $848,000 and $950,000 for the Investor Class and I Class, respectively, for the six months ended November 30, 2025.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. This agreement may be rescinded at any time. For the six months ended November 30, 2025, this reimbursement amounted to $2,000, which is included in Net realized gain (loss)
on Securities in the Statement of Operations.
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% $ 133
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.48% 223
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class 0.25% 12
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 0.99% 240
T. Rowe Price Real Assets Fund - I Class 0.63% 266
T. Rowe Price U.S. Treasury Long-Term Index Fund
- I Class 0.06% 14
Total Management Fee Waived $ 1,798

T. ROWE PRICE Spectrum Moderate Allocation Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F102-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Funds II, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026